CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 648	$ 352	$ 239
Restricted cash and cash equivalents	67	176	68
Accounts receivable (less reserve:)
Customer	261	186	233
Other	36	103	97
Accounts receivable from affiliates		36	45
Unbilled revenues	125	218	286
Fuel, materials and supplies	468	455	358
Prepayments	52	70	20
Deferred income taxes	114	8
Price risk management assets	576	1,079	860
Assets of discontinued operations	266
Other current assets	9	18
Total Current Assets	2,622	2,701	2,233
Investments
Nuclear plant decommissioning trust funds	913	950	864
Other investments	25	30	37
Total Investments	938	980	901
Property, Plant and Equipment
Generation	13,167	11,318	11,891
Nuclear fuel	652	624	591
Other	320	293	288
Less: accumulated depreciation	6,479	6,242	6,046
Non-regulated property, plant and equipment, net	7,660	5,993	6,724
Construction work in progress	411	443	450
Property, Plant and Equipment, net	8,071	6,436	7,174
Other Noncurrent Assets
Goodwill	0	72	86
Other intangibles	309	257	266
Price risk management assets	226	239	328
Other noncurrent assets	88	75	86
Total Other Noncurrent Assets	623	643	766
Total Assets	12,254	10,760	11,074
Current Liabilities
Short-term debt		630
Long-term debt due within one year	654	535	304
Accounts payable	278	361	393
Accounts payable to affiliates		50	4
Taxes	13	28	31
Interest	68	16	22
Price risk management liabilities	506	1,024	750
Liabilities of discontinued operations	5
Counterparty collateral	92	16
Other current liabilities	232	230
Total Current Liabilities	1,848	2,890	1,782
Long-term Debt	3,376	1,683	2,221
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	1,559	1,223	1,114
Investment tax credits	26	27	205
Price risk management liabilities	178	193	320
Accrued pension obligations	253	299	111
Asset retirement obligations	472	415	393
Other deferred credits and noncurrent liabilities	140	123	130
Total Deferred Credits and Other Noncurrent Liabilities	$ 2,628	$ 2,280	$ 2,273
Commitments and Contingent Liabilities
Equity
Member's equity	$ 4,402	$ 3,907	$ 4,798
Total Liabilities and Equity	$ 12,254	10,760	11,074
Scenario, Previously Reported [Member]
Accounts receivable (less reserve:)
Other current assets		26	27
Current Liabilities
Other current liabilities		$ 246	$ 278